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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 2002
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                    May 10, 2002

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   219

Form 13F Information Table Value Total:   $238,222 (thousands)

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                   Com          00184A 10 5      196       8,275     Shared-Def    2,3        8,275
AOL Time Warner Inc                   Com          00184A 10 5      110       4,650     Shared-Def               4,650
AOL Time Warner Inc                   Com          00184A 10 5       95       4,000     Shared-Def   1,2,3       4,000
A T & T                               Com          001957 10 9      202      12,850     Shared-Def    2,3       12,850
Abbott Labs                           Com          002824 10 0      200       3,800     Shared-Def    2,3        3,800
Abbott Labs                           Com          002824 10 0      316       6,000     Shared-Def               6,000
Abbott Labs                           Com          002824 10 0      121       2,300     Shared-Def   1,2,3       2,300
Accenture Ltd Bermuda                 Cl A         G1150G111        147       5,500     Shared-Def    2,3        5,500
Accenture Ltd Bermuda                 Cl A         G1150G111        248       9,300     Shared-Def               9,300
Accenture Ltd Bermuda                 Cl A         G1150G111        131       4,900     Shared-Def   1,2,3       4,900
Affiliated Computer Services          Com          008190100        247       4,400     Shared-Def    2,3        4,400
Affiliated Computer Services          Com          008190100        314       5,600     Shared-Def               5,600
Affiliated Computer Services          Com          008190100        129       2,300     Shared-Def   1,2,3       2,300
Ambac Finl Group Inc                  Com          023139108        201       3,400     Shared-Def               3,400
Ambac Finl Group Inc                  Com          023139108        112       1,900     Shared-Def   1,2,3       1,900
American Express Co                   Com          025816109        229       5,593     Shared-Def    2,3        5,593
American Intl Group Inc               Com          026874 10 7      301       4,170     Shared-Def    2,3        4,170
American Wtr Wks Inc                  Com          030411102      3,688      84,200     Shared-Def   2,3,5      84,200
American Wtr Wks Inc                  Com          030411102        175       4,000     Shared-Def    2,3        4,000
American Wtr Wks Inc                  Com          030411102        990      22,600     Shared-Def   1,2,3      22,600
American Wtr Wks Inc                  Com          030411102        245       5,600     Shared-Def   2,3,5       5,600
American Wtr Wks Inc                  Com          030411102         35         800     Shared-Def                 800
Amgen Inc                             Com          031162100        191       3,200     Shared-Def    2,3        3,200
Amgen Inc                             Com          031162100        376       6,300     Shared-Def               6,300
Amgen Inc                             Com          031162100        143       2,400     Shared-Def   1,2,3       2,400
Analog Devices Inc               4.75% Conv '05    032654 AD 7    1,194   1,250,000     Shared-Def   2,3,5   1,250,000
Analog Devices Inc               4.75% Conv '05    032654 AD 7    2,793   2,925,000     Shared-Def    2,3    2,925,000
Analog Devices Inc               4.75% Conv '05    032654 AD 7    3,175   3,325,000     Shared-Def           3,325,000
Analog Devices Inc               4.75% Conv '05    032654 AD 7      119     125,000     Shared-Def   1,2,3     125,000
Applebees Intl Inc                    Com          037899 10 1      185       5,100     Shared-Def               5,100
Applebees Intl Inc                    Com          037899 10 1      102       2,800     Shared-Def   1,2,3       2,800
BP PLC                                ADR          055622104        314       5,906     Shared-Def    2,3        5,906
Bank New York Inc                     Com          064057 10 2        8         200     Shared-Def    2,3          200
Bank New York Inc                     Com          064057 10 2      256       6,100     Shared-Def               6,100
Bank New York Inc                     Com          064057 10 2      134       3,200     Shared-Def   1,2,3       3,200
Bisys Group Inc                   4% Conv '06      055472 AA 2    8,806   7,145,000     Shared-Def   2,4,5   7,145,000
Bisys Group Inc                   4% Conv '06      055472 AA 2    2,496   2,025,000     Shared-Def   1,2,3   2,025,000
Bisys Group Inc                   4% Conv '06      055472 AA 2    1,023     830,000     Shared-Def   2,4,5     830,000
Bed Bath & Beyond Inc                 Com          075896 10 0      142       4,200     Shared-Def    2,3        4,200
Bed Bath & Beyond Inc                 Com          075896 10 0      294       8,700     Shared-Def               8,700
Bed Bath & Beyond Inc                 Com          075896 10 0      105       3,100     Shared-Def   1,2,3       3,100
Boeing Co                             Com          097023105        227       4,699     Shared-Def    2,3        4,699
Canadian Natl Ry Co              5.25% Conv Pfd    136375 40 9   30,580     465,500     Shared-Def   2,4,5     465,500
Canadian Natl Ry Co              5.25% Conv Pfd    136375 40 9      624       9,500     Shared-Def   2,4,5       9,500
Cardinal Health Inc                   Com          14149Y108         35         500     Shared-Def    2,3          500
Cardinal Health Inc                   Com          14149Y108        369       5,200     Shared-Def               5,200
Cardinal Health Inc                   Com          14149Y108        142       2,000     Shared-Def   1,2,3       2,000
Charter Communications Inc Del   5.75% Conv '05    16117M AB 3    1,150   1,250,000     Shared-Def   2,3,5   1,250,000



          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Inc Del   5.75% Conv '05    16117M AB 3      115     125,000     Shared-Def    2,3      125,000
Charter Communications Inc Del   5.75% Conv '05    16117M AB 3    3,105   3,375,000     Shared-Def           3,375,000
Charter Communications Inc Del   5.75% Conv '05    16117M AB 3      230     250,000     Shared-Def   1,2,3     250,000
Checkpoint Sys Inc                    Com          162825103        140       4,600     Shared-Def    2,3        4,600
Checkpoint Sys Inc                    Com          162825103        182       6,000     Shared-Def               6,000
Checkpoint Sys Inc                    Com          162825103        103       3,400     Shared-Def   1,2,3       3,400
Citigroup Inc                         Com          172967 10 1      897      18,113     Shared-Def    2,3       18,113
Citigroup Inc                         Com          172967 10 1      267       5,400     Shared-Def               5,400
Citigroup Inc                         Com          172967 10 1      158       3,200     Shared-Def   1,2,3       3,200
Coca Cola Co                          Com          191216100        520       9,950     Shared-Def    2,3        9,950
Colgate Palmolive Co                  Com          194162 10 3      149       2,600     Shared-Def    2,3        2,600
Colgate Palmolive Co                  Com          194162 10 3      200       3,500     Shared-Def               3,500
Colgate Palmolive Co                  Com          194162 10 3      103       1,800     Shared-Def   1,2,3       1,800
Commscope Inc                     4.% Conv '06     203372 AB 3      984   1,250,000     Shared-Def   2,3,5   1,250,000
Commscope Inc                     4.% Conv '06     203372 AB 3      669     850,000     Shared-Def    2,3      850,000
Commscope Inc                     4.% Conv '06     203372 AB 3    2,087   2,650,000     Shared-Def           2,650,000
Commscope Inc                     4.% Conv '06     203372 AB 3      197     250,000     Shared-Def   1,2,3     250,000
Compaq Computer Corp                  Com          204493100        711      68,000     Shared-Def   2,3,5      68,000
Compaq Computer Corp                  Com          204493100         52       5,000     Shared-Def    2,3        5,000
Compaq Computer Corp                  Com          204493100        236      22,600     Shared-Def   1,2,3      22,600
Compaq Computer Corp                  Com          204493100         48       4,600     Shared-Def   2,3,5       4,600
Compaq Computer Corp                  Com          204493100          8         800     Shared-Def                 800
Compaq Computer Corp                  Com          204493100         13       1,250     Shared-Def    2,3        1,250
Dell Computer Corp                    Com          247025109         65       2,500     Shared-Def    2,3        2,500
Dell Computer Corp                    Com          247025109        209       8,000     Shared-Def               8,000
Dell Computer Corp                    Com          247025109         50       1,900     Shared-Def   1,2,3       1,900
Du Pont E I de Nemours & Co           Com          263534109         38         800     Shared-Def    2,3          800
Du Pont E I de Nemours & Co           Com          263534109        156       3,300     Shared-Def               3,300
Du Pont E I de Nemours & Co           Com          263534109         90       1,900     Shared-Def   1,2,3       1,900
Electronic Data Sys New               Com          285661 10 4      122       2,100     Shared-Def    2,3        2,100
Electronic Data Sys New               Com          285661 10 4      232       4,000     Shared-Def               4,000
Electronic Data Sys New               Com          285661 10 4      157       2,700     Shared-Def   1,2,3       2,700
Express Scripts Inc                   Com          302182100        173       3,000     Shared-Def               3,000
Express Scripts Inc                   Com          302182100        173       3,000     Shared-Def   1,2,3       3,000
Express Scripts Inc                   Com          302182100        104       1,800     Shared-Def   2,3,5       1,800
Exxon Mobil Corp                      Com          30231G 10 2       25         560     Shared-Def    2,3          560
Exxon Mobil Corp                      Com          30231G 10 2      220       5,000     Shared-Def               5,000
Exxon Mobil Corp                      Com          30231G 10 2      127       2,900     Shared-Def   1,2,3       2,900
Federal Home Ln Mtg Corp              Com          313400 30 1      146       2,300     Shared-Def    2,3        2,300
Federal Home Ln Mtg Corp              Com          313400 30 1      133       2,100     Shared-Def               2,100
Federal Home Ln Mtg Corp              Com          313400 30 1       70       1,100     Shared-Def   1,2,3       1,100
Fifth Third Bancorp                   Com          316773 10 0      135       2,000     Shared-Def    2,3        2,000
Fifth Third Bancorp                   Com          316773 10 0      216       3,200     Shared-Def               3,200
Fifth Third Bancorp                   Com          316773 10 0      121       1,800     Shared-Def   1,2,3       1,800
First Data Corp                       Com          319963 10 4      105       1,200     Shared-Def    2,3        1,200
First Data Corp                       Com          319963 10 4      270       3,100     Shared-Def               3,100
First Data Corp                       Com          319963 10 4      148       1,700     Shared-Def   1,2,3       1,700
First Data Corp                   2% Conv '08      319963 AD 6   14,518  12,162,000     Shared-Def   2,4,5  12,162,000
First Data Corp                   2% Conv '08      319963 AD 6    2,194   1,838,000     Shared-Def   1,2,3   1,838,000
Flextronics Intl Ltd                  Ord          Y2573F102         73       4,000     Shared-Def    2,3        4,000
Flextronics Intl Ltd                  Ord          Y2573F102        208      11,400     Shared-Def              11,400
Flextronics Intl Ltd                  Ord          Y2573F102         69       3,800     Shared-Def   1,2,3       3,800
Genentech Inc                         Com          368710406        126       2,500     Shared-Def    2,3        2,500
Genentech Inc                         Com          368710406        146       2,900     Shared-Def               2,900




          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                         Com          368710406         81       1,600     Shared-Def   1,2,3       1,600
General Dynamics Corp                 Com          369550 10 8       18         200     Shared-Def    2,3          200
General Dynamics Corp                 Com          369550 10 8      216       2,300     Shared-Def               2,300
General Dynamics Corp                 Com          369550 10 8      113       1,200     Shared-Def   1,2,3       1,200
General Elec Co                       Com          369604103        178       4,750     Shared-Def    2,3        4,750
General Elec Co                       Com          369604103        378      10,100     Shared-Def              10,100
General Elec Co                       Com          369604103        157       4,200     Shared-Def   1,2,3       4,200
General Mls Inc                       Com          370334 10 4       20         400     Shared-Def    2,3          400
General Mls Inc                       Com          370334 10 4      186       3,800     Shared-Def               3,800
General Mls Inc                       Com          370334 10 4       49       1,000     Shared-Def   1,2,3       1,000
General Mtrs Corp                   Cl H new       370442832      1,114      67,700     Shared-Def   2,3,5      67,700
General Mtrs Corp                   Cl H new       370442832         79       4,800     Shared-Def    2,3        4,800
General Mtrs Corp                   Cl H new       370442832        355      21,600     Shared-Def   1,2,3      21,600
General Mtrs Corp                   Cl H new       370442832         84       5,100     Shared-Def   2,3,5       5,100
General Mtrs Corp                   Cl H new       370442832         13         800     Shared-Def                 800
Genzyme Corp                          Com          372917104        144       3,300     Shared-Def    2,3        3,300
Genzyme Corp                          Com          372917104        227       5,200     Shared-Def               5,200
Genzyme Corp                          Com          372917104        127       2,900     Shared-Def   1,2,3       2,900
Gilead Sciences Inc               5% Conv '07      375558 AA 1   14,462   8,798,000     Shared-Def   2,4,5   8,798,000
Gilead Sciences Inc               5% Conv '07      375558 AA 1    8,620   5,244,000     Shared-Def   1,2,3   5,244,000
Gilead Sciences Inc               5% Conv '07      375558 AA 1    1,739   1,058,000     Shared-Def   2,4,5   1,058,000
Gucci Group N V                       Com          401566104      3,784      40,900     Shared-Def   2,3,5      40,900
Gucci Group N V                       Com          401566104        130       1,400     Shared-Def    2,3        1,400
Gucci Group N V                       Com          401566104        879       9,500     Shared-Def   1,2,3       9,500
Gucci Group N V                       Com          401566104        278       3,000     Shared-Def   2,3,5       3,000
Gucci Group N V                       Com          401566104         19         200     Shared-Def                 200
HealthSouth Corp                 3.25% Conv '03    421924 AF 8    1,795   1,875,000     Shared-Def   2,3,5   1,875,000
HealthSouth Corp                 3.25% Conv '03    421924 AF 8    5,338   5,575,000     Shared-Def    2,3    5,575,000
HealthSouth Corp                 3.25% Conv '03    421924 AF 8    3,830       4,000     Shared-Def               4,000
HealthSouth Corp                 3.25% Conv '03    421924 AF 8      120     125,000     Shared-Def   1,2,3     125,000
Hilton Hotels Corp                5% Conv '06      432848 AL 3    2,104   2,250,000     Shared-Def    2,3    2,250,000
Hot Topic Inc                         Com          441339 10 8      113       5,400     Shared-Def    2,3        5,400
Hot Topic Inc                         Com          441339 10 8      101       4,850     Shared-Def               4,850
Hot Topic Inc                         Com          441339 10 8       59       2,800     Shared-Def   1,2,3       2,800
ITT Inds Inc Ind                      Com          450911102         82       1,300     Shared-Def    2,3        1,300
ITT Inds Inc Ind                      Com          450911102        221       3,500     Shared-Def               3,500
ITT Inds Inc Ind                      Com          450911102         50         800     Shared-Def   1,2,3         800
Immunex Corp new                      Com          452528102      3,677     121,500     Shared-Def   2,3,5     121,500
Immunex Corp new                      Com          452528102         79       2,600     Shared-Def    2,3        2,600
Immunex Corp new                      Com          452528102        862      28,500     Shared-Def   1,2,3      28,500
Immunex Corp new                      Com          452528102        228       7,550     Shared-Def   2,3,5       7,550
Immunex Corp new                      Com          452528102         65       2,150     Shared-Def               2,150
Intel Corp                            Com          458140100        261       8,594     Shared-Def    2,3        8,594
Intel Corp                            Com          458140100        186       6,100     Shared-Def               6,100
Intel Corp                            Com          458140100         52       1,700     Shared-Def   1,2,3       1,700
International Business Machs          Com          459200 10 1    2,146      20,638     Shared-Def    2,3       20,638
International Business Machs          Com          459200 10 1      218       2,100     Shared-Def               2,100
International Business Machs          Com          459200 10 1      125       1,200     Shared-Def   1,2,3       1,200
J P Morgan Chase & Co                 Com          46625H100        303       8,496     Shared-Def    2,3        8,496
Johnson & Johnson                     Com          478160 10 4      189       2,914     Shared-Def    2,3        2,914
Johnson & Johnson                     Com          478160 10 4      159       2,446     Shared-Def               2,446
Johnson & Johnson                     Com          478160 10 4      115       1,772     Shared-Def   1,2,3       1,772
Kerr McGee Corp                  5.25% Conv '10    492386 AP 2   12,044  10,133,000     Shared-Def   2,4,5  10,133,000
Kerr McGee Corp                  5.25% Conv '10    492386 AP 2    5,294   4,454,000     Shared-Def   1,2,3   4,454,000



          COL. 1                    COL. 2           COL. 3     COL. 4          COL. 5     COL. 6        COL. 7          COL. 8
----------------------------------------------------------------------------------------------------   -----------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                  VAL       SHARES OR   INVESTMENT     OTHER    --------------------
NAME OF ISSUER                   TITLE OF CLASS     CUSIP NO.   (X$1000)     PRN AMT    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Kerr McGee Corp                  5.25% Conv '10    492386 AP 2      491     413,000     Shared-Def   2,4,5     413,000
Key Energy Svcs Inc                  5% '04        492914 AF 3    1,032   1,125,000     Shared-Def           1,125,000
Key Energy Svcs Inc                  5% '04        492914 AF 3      117     127,000     Shared-Def    2,3      127,000
Key Energy Svcs Inc                  5% '04        492914 AF 3      918   1,000,000     Shared-Def           1,000,000
Kohls Corp                            Com          500255 10 4      206       2,900     Shared-Def    2,3        2,900
Kohls Corp                            Com          500255 10 4      206       2,900     Shared-Def               2,900
Kohls Corp                            Com          500255 10 4      114       1,600     Shared-Def   1,2,3       1,600
LSI Logic Corp                    4% Conv '05      502161 AE 2    1,078   1,250,000     Shared-Def   2,3,5   1,250,000
LSI Logic Corp                    4% Conv '05      502161 AE 2      345     400,000     Shared-Def    2,3      400,000
LSI Logic Corp                    4% Conv '05      502161 AE 2    2,695   3,125,000     Shared-Def           3,125,000
LSI Logic Corp                    4% Conv '05      502161 AE 2      194     225,000     Shared-Def   1,2,3     225,000
L-3 Communications Hldgs Inc      4% Conv '11      502424AC8     10,456   8,750,000     Shared-Def   2,4,5   8,750,000
L-3 Communications Hldgs Inc      4% Conv '11      502424AC8     10,456   8,750,000     Shared-Def   1,2,3   8,750,000
Lauder Estee Cos Inc                  Com          518439 10 4       97       2,840     Shared-Def    2,3        2,840
Lauder Estee Cos Inc                  Com          518439 10 4      147       4,300     Shared-Def               4,300
Lauder Estee Cos Inc                  Com          518439 10 4       79       2,300     Shared-Def   1,2,3       2,300
Micron Technology Inc                 Com          595112103        528      16,049     Shared-Def    2,3       16,049
Micrsoft Corp                         Com          594918104        260       4,314     Shared-Def    2,3        4,314
Minnesota Mng & Mfg Co                Com          604059105        230       1,997     Shared-Def    2,3        1,997
Motorola Inc                          Com          620076109        221      15,588     Shared-Def    2,3       15,588
National Semiconductor Corp           Com          637640103        337      10,000     Shared-Def    2,3       10,000
Nvidia Corp                      4.75% Conv '07    67066G AA 2   11,315   9,332,000     Shared-Def   2,4,5   9,332,000
Nvidia Corp                      4.75% Conv '07    67066G AA 2    3,845   3,171,000     Shared-Def   1,2,3   3,171,000
Nvidia Corp                      4.75% Conv '07    67066G AA 2      603     497,000     Shared-Def   2,4,5     497,000
Omnicare Inc                      5% Conv '07      681904 AD 0    2,095   2,250,000     Shared-Def   2,3,5   2,250,000
Omnicare Inc                      5% Conv '07      681904 AD 0    3,935   4,225,000     Shared-Def    2,3    4,225,000
Omnicare Inc                      5% Conv '07      681904 AD 0    4,586   4,925,000     Shared-Def           4,925,000
Omnicare Inc                      5% Conv '07      681904 AD 0      326     350,000     Shared-Def   1,2,3     350,000
Oracle Corp                           Com          68389X105        134      10,500     Shared-Def    2,3       10,500
Paychex Inc                           Com          704326 10 7       12         300     Shared-Def    2,3          300
Paychex Inc                           Com          704326 10 7      202       5,100     Shared-Def               5,100
Paychex Inc                           Com          704326 10 7      115       2,900     Shared-Def   1,2,3       2,900
Pepsico Inc                           Com          713448108        523      10,146     Shared-Def    2,3       10,146
Pfizer Inc                            Com          717081 10 3      835      21,005     Shared-Def    2,3       21,005
Pfizer Inc                            Com          717081 10 3      254       6,400     Shared-Def               6,400
Pfizer Inc                            Com          717081 10 3      139       3,500     Shared-Def   1,2,3       3,500
Phillip Morris Cos Inc                Com          718154107        348       6,598     Shared-Def    2,3        6,598
Proctor & Gamble Co                   Com          742718109        667       7,399     Shared-Def    2,3        7,399
SBC Communications Inc                Com          78387G 10 3      105       2,800     Shared-Def    2,3        2,800
SBC Communications Inc                Com          78387G 10 3       60       1,600     Shared-Def               1,600
SBC Communications Inc                Com          78387G 10 3       37       1,000     Shared-Def   1,2,3       1,000
Seacor Smit Inc                55.375% Conv '06  55811904 AE 1    3,684   3,230,000     Shared-Def   2,4,5   3,230,000
Seacor Smit Inc                55.375% Conv '06  55811904 AE 1    1,968   1,725,000     Shared-Def   1,2,3   1,725,000
Steinway Musical Instrs Inc           Com          858495 10 4      396      20,575     Shared-Def   2,3,5      20,575
Sungard Data Sys Inc                  Com          867363103        132       4,000     Shared-Def    2,3        4,000
Sungard Data Sys Inc                  Com          867363103        165       5,000     Shared-Def               5,000
Sungard Data Sys Inc                  Com          867363103         92       2,800     Shared-Def   1,2,3       2,800
Teva Pharmaceutical Inds Ltd          ADR          881624209        109       2,000     Shared-Def    2,3        2,000
Teva Pharmaceutical Inds Ltd          ADR          881624209        164       3,000     Shared-Def               3,000
Teva Pharmaceutical Inds Ltd          ADR          881624209         60       1,100     Shared-Def   1,2,3       1,100
United Parcel Service Inc             Com          911312106        252       4,150     Shared-Def    2,3        4,150
United Technologies Corp              Com          913017 10 9      186       2,500     Shared-Def    2,3        2,500
United Technologies Corp              Com          913017 10 9      349       4,700     Shared-Def               4,700
United Technologies Corp              Com          913017 10 9      178       2,400     Shared-Def   1,2,3       2,400
Viacom Inc                            Cl B         925524 30 8      353       7,301     Shared-Def    2,3        7,301
Viacom Inc                            Cl B         925524 30 8      218       4,500     Shared-Def               4,500
Viacom Inc                            Cl B         925524 30 8      126       2,600     Shared-Def   1,2,3       2,600
Wal Mart Stores Inc                   Com          931142 10 3      178       2,900     Shared-Def    2,3        2,900
Wal Mart Stores Inc                   Com          931142 10 3      221       3,600     Shared-Def               3,600
Wal Mart Stores Inc                   Com          931142 10 3      123       2,000     Shared-Def   1,2,3       2,000
Walgreen Co                           Com          931422109         98       2,500     Shared-Def    2,3        2,500
Walgreen Co                           Com          931422109        263       6,700     Shared-Def               6,700
Walgreen Co                           Com          931422109         90       2,300     Shared-Def   1,2,3       2,300
